Note 4 - Capital Disclosures	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of Capital [Text Block]
4.	Capital disclosures:

Our primary objective when managing capital is to ensure that we have sufficient cash resources to fund our development activities and to maintain our ongoing operations. To secure the additional capital necessary to pursue these plans, we may
attempt to raise additional funds through the issuance of equity or by securing strategic partners.

We include cash and cash equivalents and investments in the definition of capital.

We are
not
subject to externally imposed capital requirements and there has been no
change with respect to the overall capital risk management strategy during the year ended
December 31, 2017.

In
December
2014,
Aptose filed a short form base shelf prospectus (the “Base Shelf”) that qualified for the distribution of up to
$100,000,000
of common shares, warrants, or units comprising any combination of common shares and warrants (“Securities”). The Base Shelf allowed the Company to enter into an “At-The-Market” Facility (“ATM”) equity distribution agreement (see Note
9
). The ATM provided the Company with the opportunity to regularly raise capital on the Nasdaq Capital Market, at prevailing market prices, at its sole discretion providing the ability to better manage cash resources. The Base Shelf expired in
December, 2017.

In
October 2017,
the Company entered into a Common Shares Purchase Agreement (the “Agreement”) of up to
$15.5
Million with Aspire Capital Fund, LLC (“Aspire Capital”). (Note
9
). Under the terms of the Agreement, Aspire Capital has committed to purchase up to
$15.5
million of common shares of Aptose, at Aptose’s request from time to time during a
30
month period beginning on the effective date of a registration statement related to the transaction and at prices based on the market price at the time of each sale. The Company intends to use this equity arrangement as an additional option to assist us in achieving its capital objectives. The equity line provides the Company with the opportunity to regularly raise capital at prevailing market prices, at its sole discretion providing the ability to better manage cash resources.

In
March 2018,
Aptose filed a short form base shelf prospectus (the
“2018
Base Shelf”) that qualifies for the distribution of up to
$100,000,000
of common shares, warrants, or units comprising any combination of common shares and warrants (“Securities”). The distribution of Securities may
be effected from time to time in
one
or more transactions at a fixed price or prices, which
may
be changed, at market prices prevailing at the time of sale, or at prices related to such prevailing market prices to be negotiated with purchasers and as set forth in an accompanying prospectus supplement, including transactions that are deemed to be “at-the-market” distributions. The
2018
Base Shelf provides the Company with additional flexibility when managing cash resources as, under certain circumstances, it shortens the time period required to close a financing and is expected to increase the number of potential investors that may
be prepared to invest in our Company. Funds received from a Prospectus Supplement will be used in line with our Board approved budget and multi-year plan.

(a)	Cash and cash equivalents:

Cash and cash equivalents consists of cash of
$3.225
million (
December
31,
2016
-
$2.942
million), deposits in high interest savings accounts and other term deposits with maturities less than
90
days totaling
$7.406
million (
December
31,
2016
-
$4.998
million).

(b)	Investments:

As at
December 31, 2017,
investments consisted of a guaranteed investment certificate with maturity date of
October 10, 2018,
bearing an interest rate
1.45%.
As at
December
31,
2016,
there were
no
investments outstanding.